Offerings - Offering: 1	May 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 2,966,856
Fee Rate	0.01381%
Amount of Registration Fee	$ 409.73
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-3 (the “Registration Statement”) also covers any additional securities that may be offered or issued in connection with any stock dividend, stock split, recapitalization or similar transaction.
(2)	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $6.00, which is the average of the high and low prices of the registrant’s common stock, par value $0.01 per share (“Common Stock”) on May 26, 2026, on the Nasdaq Capital Market.
(3)	Represents the shares of Common Stock of the registrant that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement to which this exhibit is attached.